INCOME TAX CREDIT (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	[1]	$ (167)	$ (841)	$ (406)
Corporation tax rate		12.50%	12.50%	12.50%
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 53	$ 444	$ 369
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss period		20 Years
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 220	$ 397	$ 775

[1]	In 2020, there was a deferred tax charge of US$53,000 (2019: credit of US$444,000; 2018: charge of US$369,000) recognised in respect of Ireland and a deferred tax credit of US$220,000 (2019: credit of US$397,000; 2018: credit of US$775,000) recognised in respect of overseas tax jurisdictions.